Investment Objectives and Goals - Bastion Energy ETF	Sep. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	BASTION ENERGY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Bastion Energy ETF (the “Fund”) seeks to achieve long-term capital appreciation.